Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	Feb. 28, 2026	May 31, 2025	May 31, 2024
Fiscal Year
2026		$ 169
Total operating lease payments	$ 31	169
Less: imputed interest	(3)	(28)
Total operating lease liability	$ 34	$ 141	$ 283